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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2018

DATE OF REPORTING PERIOD: 03/31/2018

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT FOR THE PERIOD ENDING MARCH 31, 2018.

Institutional Money Market Fund

ANNUAL FINANCIAL REPORT

March 31, 2018

The Fund is distributed by Foreside Distribution Services, L.P.

Miles Funds, Inc.

Table of Contents

Message from the President

Message from the Investment Adviser

Performance Report and Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Report of Independent Registered Public Accounting Firm

Directors and Officers

Additional Information

Miles Funds, Inc.

Message from the President

We are pleased to present the annual report for Miles Funds, Inc. for the twelve month period from April 1, 2017 through March 31, 2018.

The Fed rate hike in March 2018 was the sixth 0.25% rate hike since December 2015, providing continued relief to the short-term rate environment and therefore the yields on short-term securities.  Our portfolio management team was able to invest funds in higher yielding securities which increased the gross yield.  Our participants also benefited as we were able to offer a higher net yield. The letter from the investment adviser will give you detailed commentary and data for a more in-depth review of the economy over the last fiscal year.

We at Miles Capital believe that discipline, focus, experience, and teamwork are the keys to help with investment performance.  This approach to managing money has proven to be very beneficial as we begin to see a modest increase in rates.

We thank you for your continued confidence and support of the Miles Funds, Inc.

Gregory D. Boal

President, Miles Funds, Inc.

There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including the potential loss of principal.

Shares of the Miles Funds are NOT INSURED BY THE FDIC.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information is not authorized for distribution unless accompanied by a current prospectus.  An investor should consider the Funds’ investment objectives, risks, charges, and expenses carefully before investing or sending money.  This and other important information can be found in the Funds’ prospectus.  To obtain more information, please call 1-866-720-2995.  Please read the prospectus carefully before investing.

Miles Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

Financial market volatility has resurfaced after a long period of calm. Fundamentally, the credit cycle seems to be longer than normal, but many economic indicators have remained strong. Global growth rates are decent, global central bank policy rates are generally accommodative, and liquidity is good. Global inflation is still moderate, consumer consumption and housing are positive, and the labor market is strong (although showing some signs of wage pressure). The recent omnibus spending bill passed on March 23, 2018 is an 8.5 percent increase over 2017 and the bill will likely enable annual budget growth of 3-5 percent for the foreseeable future. The bill will be selectively positive for some sectors such as agriculture and defense.

The Federal Reserve (Fed) is raising rates, which is having an effect on the tone of the markets and valuation expectations. The markets are closely watching for any changes in tone from the Fed, especially as new Chairman Powell makes his own mark on policy structure. The general market expectation is that he will maintain the softer tone that the previous Chairwomen Yellen maintained with a slower approach towards rate increases and reducing the Fed balance sheet.

Businesses and consumers are projected to benefit from the tax plan and, therefore, the typical slowing at this later stage in the credit cycle is expected to be delayed. Key components of the Tax Cuts and Jobs Act include a reduction in corporate tax liabilities via a permanently lower corporate tax rate of 21 percent (compared to 35 percent) and a modest reduction in personal tax liabilities. Businesses will also receive a full and immediate expensing of non-structures business investment, but this will be phased out after five years.  The act includes a reduction in personal marginal tax rates, a doubling of the standard deduction and child tax credit, and higher thresholds for triggering the estate tax. The estimate for consumers is that current personal taxes paid will be about $150 billion lower in 2018 and 2019. This implies a similar boost to real disposable income over that horizon, with estimates of growth in disposable income of 3 percent in 2018 and 1.6 percent in 2019. However, with the lower tax revenue, the federal deficit is projected to widen to 3.4 percent of Gross Domestic Product (GDP) in Fiscal Year (FY) 2018 and 4.3 percent of GDP in FY 2019, leading to a deficit of $900 billion in FY 2019. The long term impacts of this remain unclear.

Looking forward to the remainder of 2018 we remain optimistic on the economy. However, this doesn’t necessarily mean the markets will follow suit. Over the long term, fundamentals matter, but in the short term economic indicators and market performance do not always move in tandem. There are several potential risks to the economy; nevertheless, we remain positive that 2018 growth should remain strong both in the U.S. and overseas.

Thank you for your ongoing support of the Miles Funds, Inc.

Doug Earney, CFA

Director, Fixed Income

Miles Capital, Inc.

The views expressed herein are provided for informational purposes only and are believed to be correct, but accuracy and completeness cannot be guaranteed and should not be relied upon for legal or investment decision purposes.   All expressions of opinion and predictions presented are subject to change without notice.  Neither the information presented nor any opinion expressed constitutes a solicitation for the purchase or sale of any security.  Past performance is not a guarantee of future results.

Miles Funds, Inc.

Performance Report

Money Market Funds

The largest influence on short term interest rates during the year was the action of the Federal Reserve (Fed), which increased short term interest rates three times in 2017 and appears poised to raise rates three to four times in 2018.  In addition, the Fed began their balance sheet reduction program during the fourth quarter of 2017 which, over multiple years, will likely reduce their holdings of Treasury and mortgage-backed securities owned as part of their quantitative easing (QE) purchase programs of the past.

Inflation may play a larger role in the bond markets in the coming year if economic activity continues and accelerates in 2018. Global synchronization of the economic expansion was a new theme that began to play out in 2017. Many major and emerging market economics experienced growth rates not seen in multiple years.  A few of the potential risks to the current growth path include less accommodative postures by many global central banks, U.S mid-term elections, general risk asset valuation levels, and geo-political risk.  Even with these risks, we are optimistic that growth in the U.S. and overseas should remain solid in 2018.

While the Fed remains committed to increasing interest rates, market participants are holding a slightly more pessimistic view. Fed Funds Futures, a measure of market expectations for future interest rates, is currently indicating that the market is anticipating three rate hikes in 2018.  Given our current economic outlook, Miles Capital expects that 3-4 rate increases are likely in 2018.

Institutional Money Market Fund

As it became clear that the Fed was on a path of rate increases, the short term markets responded with a steepening of the short term interest rate curve in anticipation of higher future rates.  The Fund’s average days moved higher for a period of time to capture this yield curve steepening.  However, as actual Fed rate increases have been realized at a more regular pace, the portfolio has moved to a shorter average days profile in order to capture the higher rates at quicker pace.  In addition, floating rate assets continue to be added to the portfolio to capture more yield in the rising rate environment.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-866-720-2995.

You could lose money by investing in the Fund.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Miles Funds, Inc.
Institutional Money Market Fund
Schedule of Portfolio Investments
March 31, 2018

			Maturity	Amortized
Par Value	Type	Rate	Date	Cost
U.S. Government Agencies (71.50%)
Fannie Mae
$ 15,000,000	Bond	1.58%	04/16/18	$ 14,991,170

Federal Farm Credit Bank
$ 4,000,000	Bond	1.30%	04/13/18	$ 3,999,354

Federal Home Loan Bank
$ 5,000,000	Bond	1.11%	04/13/18	$ 4,999,655
7,500,000	Bond	1.76%	06/29/18	7,483,482

Freddie Mac
$ 5,000,000	Bond	1.45%	04/09/18	$ 4,998,977

US Treasury
$ 5,000,000	Note	1.86%	04/30/18	$ 5,001,053
5,000,000	Bill	1.63%	06/14/18	4,983,043
18,000,000	Note	1.76%	06/15/18	17,977,448
15,000,000	Note	1.96%	07/31/18	15,010,925
10,000,000	Bill	1.93%	09/27/18	9,905,695
10,000,000	Note	1.96%	10/31/18	10,014,102

		(Cost $99,364,904)		99,364,904

Repurchase Agreements (28.44%)
Royal Bank of Canada
$ 7,521,851		1.56%	04/02/18	$ 7,521,851
BMO Capital Markets LLC
32,000,000		1.70%	04/02/18	$ 32,000,000

	(Cost $39,521,851)			39,521,851
	(Purchased on 03/30/18; proceeds at
	maturity $39,529,199; collateralized by
	$43,270,325 U.S. Government Agencies
	with maturities between 05/24/18 and 03/01/48
	collateral worth $40,312,467)

	Total Investments (99.94%)
	(Cost $138,886,755) (1)			$ 138,886,755
	Other Assets and Liabilities (0.06%)			82,943

	Net Assets			$ 138,969,698

1	Also approximates cost for tax purposes

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Assets and Liabilities
March 31, 2018

Institutional
Money Market
Fund

ASSETS:
Investments, at value (amortized cost):
Unaffiliated issuers	$ 99,364,904
Repurchase agreements	39,521,851
Total investments	138,886,755
Interest and dividends receivable	255,678
Prepaid expenses	1,953
Total assets	139,144,386
LIABILITIES:
Dividends payable	132,054
Accrued expenses and other payables:
Investment advisory fees	18,510
Administration fees	9,688
Fund accounting fees	2,777
Accrued expenses and accounts payable	11,659
Total liabilities	174,688
Net assets	$ 138,969,698
NET ASSETS:
Paid-in capital	$ 138,969,698
Net assets	$ 138,969,698
Authorized shares	1,250,000,000
Capital shares outstanding	138,969,698
Net asset value--offering and redemption price per share	$ 1.00

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Operations
For the Year Ended March 31, 2018

Institutional
Money Market
Fund

INVESTMENT INCOME:
Interest income	$ 1,318,962
Total investment income	1,318,962

EXPENSES:
Investment advisory fees	240,682
Administration fees	120,342
Accounting fees	36,103
Transfer agent fees	6,000
Custody fees	20,110
Legal fees	4,223
Audit and tax fees	27,334
Directors' fees	12,567
Registration and filing fees	743
Insurance expense	6,850
Pricing service expense	4,146
Other	6,294
Total expenses	485,394
Less: Expenses voluntarily reduced/waived	(104,078)
Net expenses	381,316
Net investment income	$ 937,646

See accompanying notes to financial statements

Miles Funds, Inc.
Statements of Changes in Net Assets
March 31, 2018 and 2017
	Institutional Money Market Fund
	Year	Year
	Ended	Ended
	March 31, 2018	March 31, 2017
OPERATIONS:
Net investment income	$ 937,646	$ 215,013
Change in net assets resulting from operations	937,646	215,013

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital shares	(937,646)	(215,013)
Change in net assets from shareholder distributions	(937,646)	(215,013)

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital shares	460,155,260	278,333,821
Reinvestments:
Capital shares	842,131	187,538
Redemptions:
Capital shares	(444,125,457)	(269,780,735)
Change in net assets from capital transactions	16,871,934	8,740,624
Change in net assets	16,871,934	8,740,624

NET ASSETS:
Beginning of period	122,097,764	113,357,140
End of period	$ 138,969,698	$ 122,097,764

SHARE TRANSACTIONS:
Issued:
Capital shares	460,155,260	278,333,821
Reinvestments:
Capital shares	842,131	187,538
Redemptions:
Capital shares	(444,125,457)	(269,780,735)
Change in shares	16,871,934	8,740,624

See accompanying notes to financial statements

Miles Funds, Inc.

Notes to Financial Statements

March 31, 2018

1.  Organization

The Miles Funds, Inc. (the “Miles Funds”) was registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in one portfolio.  Miles Capital, Inc. (“Miles Capital”) is the investment adviser.  The Miles Funds currently consist of the following diversified portfolio: Institutional Money Market Fund (the “Fund”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.  Actual results could differ from those estimates.

Securities Valuation

In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates fair value.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”).  Interest income is recognized on the accrual basis and includes, when applicable, the amortization of premium or accretion of discount.  Dividends are recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Fund’s Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.  The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2018

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.  The amount and timing of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Fund evaluates its tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year.  The Fund is no longer subject to examination by tax authorities for years prior to 2015.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would more-likely-than-not be sustained upon examination.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Money Market Fund Reform

In analyzing the Reform Rules, adopted by the Securities and Exchange Commission (SEC) in July 2014, the Fund’s Board of Trustees determined that it is in the best interest of the current Fund shareholders to continue using the amortized cost method of valuation for the Fund and that the composition of the Fund’s portfolio investments should be managed to allow for the fund to be a 99.5% Government Money Market Fund.  The Fund’s N1-A filing was effective October 12, 2016, classifying the Fund as a 99.5% Government Money Market Fund allowing the Fund to continue using the amortized cost method of evaluation as required under the amendments to Rule 2a-7 of the Investment Company Act of 1940.

Subsequent Events

The Fund has evaluated the effects of subsequent events that occurred subsequent to March 31, 2018 through the date the financial statements were issued.  There have been no material events that would require recognition in the Fund’s financial statements or disclosure in the notes to the financial statements.

3.  Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.20 percent of the average daily net assets of the Fund.  Miles Capital voluntarily limited advisory fees for the Fund to a range from 0.09 to 0.20 percent during the year ended March 31, 2018.  Miles Capital received investment advisory fees after waivers of $178,594 for the year ended March 31, 2018.

The Fund has entered into a Management and Administration Agreement with Miles Capital pursuant to which the Fund pays administrative fees at an annual rate of 0.10 percent of the average daily net assets.  Miles Capital voluntarily limited administrative fees for the Fund to a range from 0.04 to 0.10 percent during the year ended March 31, 2018.  Miles Capital received administration fees after waivers of $89,298 for the year ended March 31, 2018.

                                                                                            9

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2018

Miles Capital also provides fund accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services.  Miles Capital voluntarily limited fund accounting fees for the Fund to a range from 0.01 to 0.03 percent during the year ended March 31, 2018.  Miles Capital received fund accounting fees after waivers of $26,790 for the year ended March 31, 2018.

Miles Capital also serves as the Fund's transfer agent.  Miles Capital is paid an annual fee for transfer agency services based on the number of shareholder accounts serviced or a minimum base fee of $6,000.  Miles Capital voluntarily waived a portion of the minimum base transfer agent fee.  Mile Capital received transfer agent fees after waivers of $4,367 for the year ended March 31, 2018.

Miles Capital reimburses the Fund for various other fees in order to maintain a targeted yield.  Expenses voluntarily reduced/waived by Miles Capital for the year ended March 31, 2018 are as follows:

Expenses Voluntarily Reduced/Waived:
Investment advisory fees	$ 62,088
Administration fees	31,044
Accounting fees	9,313
Transfer agent fees	1,633
Total expenses voluntarily reduced/waived	$ 104,078

4.  Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

Distributable earnings for tax purposes as of:	March 31, 2018	March 31, 2017

Ordinary Income	$ 134,154	$ 38,639
Long-term Gains	-	-
Capital Loss Carryforward*	(2,100)	(2,100)
	$ 132,054	$ 36,539
*Short-term- not subject to expiration

Distributions for tax purposes for year ended:	March 31, 2018	March 31, 2017

Ordinary Income	$ 937,646	$ 215,013
Long-term Gains	-	-
	$ 937,646	$ 215,013

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2018

5.  Fair Value Measurement

ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Securities in the Fund’s investments are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  These approximate fair values are all considered Level 2 valuations.

6.  Securities Transactions

Purchases and proceeds from the maturity and sale of portfolio securities in the Institutional Money Market Fund aggregated $11,301,850,990 and $11,284,724,148, respectively, for the year ended March 31, 2018.

7.  Distribution Services

Foreside Distribution Services, L.P. serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to other financial services firms (“Participating Organizations”).  As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization.  The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement.  For the year ended March 31, 2018, no distribution fees were authorized for the Fund.

Miles Funds, Inc.
Financial Highlights

	Institutional Money Market Fund
	Year Ended March 31,
	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	$0.008	$0.002	$0.001	$0.000	$0.000

Dividends and Distributions	($0.008)	($0.002)	($0.001)	($0.000)	($0.000)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return**	0.79%	0.18%	0.07%	0.05%	0.01%

Ratio of Expenses to Average
Net Assets, After Waivers	0.32%	0.32%	0.23%	0.19%	0.18%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.78%	0.18%	0.07%	0.05%	0.01%

Ratio of Expenses to Average
Net Assets, Before Waivers*	0.40%	0.39%	0.38%	0.40%	0.42%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers*	0.69%	0.11%	(0.08%)	(0.17%)	(0.22%)

Net Assets, End of Period (000 Omitted)	$138,970	$122,098	$113,357	$120,170	$82,110

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Total return assumes reinvestment of net investment income and is calculated based on the net asset value of the last business day.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Miles Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Institutional Money Market Fund of Miles Funds, Inc. (the Fund), including the schedule of portfolio investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund of Miles Funds, Inc. as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the Fund’s auditor since 2012.

Des Moines, Iowa
May 23, 2018

Miles Funds, Inc.

Additional Information (unaudited)

March 31, 2018

The following table contains basic information regarding directors and officers, respectively that oversee operations of the Miles Capital Funds complex.

Name, Contact Address and Age	Position held with Miles Funds	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships held Outside of Miles Funds (five years)
Independent Directors:
Debra L. Johnson Jones 1415 28th Street, #200 West Des Moines, IA 50266 Age 57	Director	Since 1998	CEO, Co-Founder, EnVest Partners, 2011-present President, Vodaci Technologies 2000 to 2011	1	None
Steven Zumbach 1415 28th Street, #200 West Des Moines, IA 50266 Age 68	Chair, Director	Since 1998	Attorney, Belin McCormick, P.C. 1977 to present	1	None
Interested Director:
David Miles 1415 28th Street, #200 West Des Moines, IA 50266 Age 61	Director	Since March, 2010	Chair, Miles Capital 2009 to present; Miles Group 2007 to 2009	1	None
Officers:
Gregory Boal 1415 28th Street, #200 West Des Moines, IA 50266 Age 59	President	Since March, 2015	CEO/CIO, Miles Capital 2010 to present; Aviva Investors North America 2003 - 2010	N/A	N/A
Amy Mitchell 1415 28th Street, #200 West Des Moines, IA 50266 Age 48	Secretary/ Treasurer	Since 1998	Secretary and Director Administration, Miles Capital 1990 to present	N/A	N/A
Gweneth Gosselink 1415 28th Street, #200 West Des Moines, IA 50266 Age 62	Chief Compliance Officer	Since 2013	Chief Compliance Officer, Miles Capital 2013 to present Director of Compliance, Aviva Investors North America 2006 to 2013	N/A	N/A

The Statement of Additional Information (SAI) has additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-343-7084.

Miles Funds, Inc.

Additional Information (unaudited)

March 31, 2018

1.  About Your Fund Expenses

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses.  Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.  The table illustrates your fund’s costs in two ways:

A.

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the   amount you invested, to estimate the expenses that you paid over the period.

B.

Based on hypothetical 5 percent return.  This section is intended to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return.  You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	10/1/2017	3/31/2018	10/1/17-3/31/18	Ratio*
Based on Actual Fund Return
Institutional Money Market Fund	$1,000.00	$1,004.77	$0.82	0.16%

Based on Hypothetical 5% Return
Institutional Money Market Fund	$1,000.00	$1,024.11	$0.83	0.16%

Miles Funds, Inc.

Additional Information (unaudited) (continued)

March 31, 2018

2.

 Proxy Voting Policies and Procedures, Proxy Voting Record, Schedule of Portfolio Holdings, and

 Form N-PX

Complete schedules of portfolio holdings that are updated monthly are available on the Internet at www.IPASeducation.org.  Form N-PX is a record of proxy votes by the Fund.  Since the Fund only holds non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available:

By calling the Fund toll free at 1-800-343-7084,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

3.  Basis for Approval of the Investment Advisory Agreement

The Board approved the continuation of the investment advisory agreement with Miles Capital at its March, 2018 meeting. The Board determined that continuing the agreement was in the best interests of the Fund and its shareholders. The decision was based on an evaluation of the investment adviser on the date of the meeting, as well as the evaluation the Board undertakes throughout the year. The Board reviewed a great deal of data, including the factors summarized below, in coming to its decision.  The Board based its decision on the totality of the information reviewed and discussed, with no single factor determining its decision.

The Board reviewed the quality of the investment advice.  The Board noted the quality of the management team, as well as their extensive experience. Miles Capital has been the Fund adviser since its inception.

The Board reviewed the investment performance of the Fund, comparing the performance with peer group rankings as well as benchmarks. The Board reviews the investment performance throughout the year, as well as at the meeting where it decides whether to continue the investment advisory agreement. The Board noted that throughout the year the adviser continued to monitor cash flows and market conditions to maximize the Funds gross yields.

The Board also reviewed the advisory fees charged under the agreement, and compared the fees charged by the adviser to its other clients. The Board reviewed the fee waivers in effect throughout the past 12 months, and the fee waivers which were in effect at the date of the meeting.  The Board determined that the fees charged under the advisory agreement were reasonable.

The Board also reviewed the Fund’s total expense ratio.  The Board noted that money market funds are facing pressure across the board, with fee waivers and expense supplements necessary to maintain a competitive yield.

The parent company of the adviser, Miles Capital Holdings, Inc., is a privately held company.  The Board noted the fee waivers have been managed effectively contributing to increased profitability for the adviser.  The Board also noted that no soft dollars arrangements are in effect for the Fund.

The Board will consider whether to continue the advisory agreement again in one year.

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NOT APPLICABLE.

(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE MILES FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT REVIEW FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit review financial expert serving as its audit reviewer.

(a)(2) Debra Jones is the independent director named as the audit review financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

March 31, 2017

$20,800

March 31, 2018

$22,300

(B)AUDIT-RELATED FEES. NONE.

(C) TAX PREPARATION FEES.

March 31, 2017

$5,350

March 31, 2018

$5,450

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G) The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant as well as tax preparation (both years).

March 31, 2017

$26,150

March 31, 2018

$27,750

(H) The audit reviewers of the registrant’s Board of Directors considered the effect of the services performed for the investment adviser and decided the engagement did not compromise the independence of the auditor.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF JUNE 8, 2018, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A)

A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By /s/Gregory D. Boal

Gregory D. Boal, President

Date: June 8, 2018

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

/s/Gregory D. Boal

Gregory D. Boal, President and Principal Executive

June 8, 2018

/s/Amy M. Mitchell

Amy M. Mitchell, Treasurer and Principal Financial and Accounting Officer

June 8, 2018